THE HUNTINGTON FUNDS

HUNTINGTON INCOME GENERATION FUND

CLASS C SHARES

TRUST SHARES

HUNTINGTON WORLD INCOME FUND

CLASS A SHARES

TRUST SHARES

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON INCOME

GENERATION FUND AND HUNTINGTON WORLD INCOME FUNDS’ PROSPECTUS

DATED FEBRUARY 28, 2013

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON INCOME

GENERATION FUND AND HUNTINGTON WORLD INCOME FUNDS’ STATEMENT

OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2013

EFFECTIVE AS OF DECEMBER 6, 2013, PLEASE REPLACE THE SUB-SECTION TITLED “TRUSTEES AND OFFICERS” ON PAGES 40 THROUGH 42 IN THE HUNTINGTON FUNDS’ STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

Trustees and Officers

The following tables provide information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for the Huntington Strategy Shares, another open-end investment company whose series are managed by the Advisor. Collectively, The Huntington Funds and Huntington Strategy Shares comprise the “Huntington Complex” which is comprised of 33 separate series. Each Trustee serves as Trustee for all 33 portfolios of the Huntington Complex.

As of December 31, 2012, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Thomas J. Westerfield* Age: 58 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: January 2001	Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position(s): Of Counsel, Cors & Bassett LLC (law firm) (1993-2005). Other Directorships Held: Board Member, Huntington Strategy Shares.	$56,000.00

Eddie R. Munson Age: 62 TRUSTEE Began Serving: June 2012	Principal Occupation(s): Retired (September 2006 to present). Previous Position(s): Certified Public Accountant, KPMG LLP (June 1972 to September 2006). Other Directorships Held: Board Member, Huntington Strategy Shares; Board Member, Bearingpoint (2006 to 2008); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).	$23,500.00

David S. Schoedinger Age: 70 TRUSTEE Began serving: May 1990	Principal Occupation(s): Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present). Other Directorships Held: Board Member, Huntington Strategy Shares.	$62,000.00

Mark D. Shary Age: 53 TRUSTEE Began serving: November 2010

Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present).

Previous Position(s): Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002).

Other Directorships Held: Board Member, Huntington Strategy Shares; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).

$ 56,500.00

William H. Zimmer, III Age: 59 TRUSTEE Began Serving: December 2006

Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present).

Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).

Other Directorships Held: Board Member, Huntington Strategy Shares.

$ 47,000.00

*	Thomas J. Westerfield became Chairman of the Funds on February 14, 2013.

Officers*

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Joseph L. Rezabek Age: 45 PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (“HASI”) (March 2012 to present); President, Huntington Strategy Shares (February 2013 to present).

Previous Position(s): Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

R. Jeffrey Young Age: 49 CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: February 2010

Principal Occupation(s): Senior Vice President, HASI (January 2010 to present); Chief Executive Officer, Huntington Strategy Shares (November 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present).

Previous Position(s): President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008 to Janaury 2010); Managing Director, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Martin R. Dean Age: 49 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington Strategy Shares
(July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Matthew J. Miller Age: 37 VICE PRESIDENT 2960 N. Meridian St., Ste 300 Indianapolis, IN 46208 Began Serving: February 2010	Principal Occupation(s): Vice President, Relationship Management, HASI (2008 to present). Previous Position(s): Vice President, Transfer Agency Operations, HASI (2002 to 2008).

Bryan W. Ashmus Age: 40 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Financial Administration, HASI (September 2013 to present); Treasurer, Huntington Strategy Shares (November 2013 to present).

Previous Position(s): Citi Fund Services, Ohio, Inc.
(May 2005 to September 2013).

Jay S. Fitton Age: 43 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, Huntington Strategy Shares
(October 2012 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

*	Officers do not receive any compensation from the Trust, except that David R. Carson received compensation from the Trust of $131,250 for the fiscal year ended December 31, 2012 for serving as the Trust’s Chief Compliance Officer during that period.

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